Transactions with Related Parties (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Transactions with Related Parties [Abstract]
Management and consulting fees (including bonuses)	[1]	$ 471	$ 505	$ 322
Other expenses and share-based payment	[1]	50	79	158
Patent expenses		229	234	198
Directors' fee and share-based payment	[2]	$ 173	$ 171	$ 134
Number of related parties | $ / shares		1	1	1
Number of directors | $ / shares		5	5	5

[1]	Number of related parties
[2]	Number of directors